Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [abstract]
Related Party Transactions

Note 29 – Related Party Transactions

In the normal course of operations, the Company subcontracts certain manufacturing functions to a company owned by a family member of an executive officer and Director of the Company.  During 2017, Hydrogenics made purchases of $646  (2016 –  $358) from this related company.  At December 31, 2017, the Company had an accounts payable balance due to this related party of $8  (2016 – $21).

The Company holds an equity investment in the joint venture 2562961 Ontario Ltd., related to the energy storage facility project with Enbridge Gas Distribution. During the year ended December 31, 2017 the Company had sales to the joint venture of $2,030 (2016 – $nil) and at the end of December 31, 2017 the Company had a receivable of $nil (2016 – $nil) owing from the joint venture.

The Company holds an equity investment in the joint venture Kolon Hydrogenics. During 2017, the Company had sales to the joint venture of $nil (2016 – $189), and at the end of December 31, 2017 the Company had a receivable of $nil  (2016 – $4) owing from the joint venture.

All related party transactions involve the parent company. There are no related party transactions to disclose for the Company’s subsidiaries.